Loans Receivable	12 Months Ended
Dec. 31, 2024
Loans Receivable [Abstract]
LOANS RECEIVABLE

NOTE 8 – LOANS RECEIVABLE

As of December 31, 2024 and 2023, loans receivable consisted of the following.

	2024	2023

Guangxi Beihengda Mining Co., Ltd. (1)	$5,068,979	$5,213,397
Hongkong Sanyou Petroleum Co., Ltd (2)	-	2,621,971
Beijing Liansheng Innovation Technology Co., Ltd (3)	273,999	-
Total loan receivable	5,342,978	7,835,368
Less: current portion	958,996	3,608,289
Loan receivable - non current	$4,383,982	$4,227,079

(1)	On January 21, 2022, March 28, 2022 and June 14, 2022, the Company made three loans of RMB30,000,000 ($4,109,983), RMB3,000,000 ($410,998) and RMB7,000,000 ($958,996) to a third party, which were restricted for its operating activities, carrying interest at 12%. The RMB30,000,000 loan was extended to January 21, 2028. The RMB7,000,000 loan was extended to June 14, 2025. The RMB3,000,000 loan was repaid in August 2022 with interest of RMB120,000 ($16,512). The change in the carrying value of these outstanding loans from $5,213,379 in 2023 to $5,068,979 in 2024 was due mainly to currency translation. Pursuant to a mining right pledge agreement dated August 5, 2022 between HiTek, as representative of the Lenders, and the Borrower, these three loans are secured by the Borrower’s coal mining permit issued by Bobai County Natural Resources Bureau, which grants the Borrower a 20-year mining right for certain building granite mine in Daguang Village, Shuiming Town, Bobai County, Guangxi Province, for production of 1.306 million cubic meters per year.
(2)	In 2023, the Company provided loans with interest of 1.5% per month to another third party. The loans were secured by their respective pledge contracts using their underlying assets. Such loans matured within nine months from the date of issue, with loan principal, interest, and handling fees to be settled immediately after the maturity date. The loans were repaid during the year ended December 31, 2024.

(3)	On January 17, 2024, the Company provided a loan of RMB2,000,000 ($273,999) with 1.0% per month interest to Beijing Liansheng Innovation Technology Co., Ltd for six months, maturing on July 16, 2024 for its operating activities. The maturity date of the loan was extended to January 16, 2026.

Interest income for the loans for the years ended December 31, 2024, 2023 and 2022 was $880,044, $909,362 and $540,842, respectively.